Employee Pension and Other Postretirement Benefits Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Amortization of prior service cost (credit)	$ 3	[1]	$ (5)	[1]	$ (5)	[1]
Amortization of net actuarial loss (gain)	134	[1]	90	[1]	45	[1]
Pension Benefits [Member]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Prior service cost (credit)	(66)
Amortization of prior service cost (credit)	18		12		12
Net actuarial loss (gain)	716		(599)		(573)
Amortization of net actuarial loss (gain)	118		77		33
Other	12		7		1
Total changes in accumulated other comprehensive income (loss)	798		(503)		(527)
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Prior service cost (credit)	19
Net loss	40
Total	59
Other Benefits [Member]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Prior service cost (credit)	145		11
Amortization of prior service cost (credit)	(21)		(7)		(7)
Net actuarial loss (gain)	220		(118)		(16)
Amortization of net actuarial loss (gain)	16		13		12
Other	1		(1)
Total changes in accumulated other comprehensive income (loss)	361		(102)		(11)
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Prior service cost (credit)	(26)
Net loss
Total	$ (26)

[1]	These accumulated comprehensive income (loss) components are included in the computation of net periodic benefit cost. See Note 18: Employee Pension and Other Postretirement Benefits. The tax expense associated with amounts reclassified from accumulated other comprehensive income (loss) for the years ended December 31, 2013, 2012 and 2011, was $46 million, $33 million, and $18 million, respectively.